Significant Accounting Policies - Additional Information (Detail) - Top of range [member] - Foreign countries [member]	12 Months Ended
Dec. 31, 2019
Disclosure of summary of significant accounting policies [line items]
Foreign assets percentage	5.00%
Foreign operating revenue percentage	5.00%